Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEO(3)	Average Compensation Actually paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss (In Thousands)(6)
2024	$1,186,972	$1,186,972	$377,782	$394,168	$3.25	$13,162
2023	$1,525,834	$1,258,279	$1,129,671	$862,116	$8.15	$7,597
2022	$1,892,293	$1,498,165	$944,544	$1,029,311	$28.31	$20,884

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for each of 2024, 2023, and 2022 for Mr. Breen, our Chief Executive Officer (our principal executive officer (PEO) from and after March 2, 2022).

PEO Total Compensation Amount	[1]	$ 1,186,972	$ 1,525,834	$ 1,892,293
PEO Actually Paid Compensation Amount	[2]	$ 1,186,972	1,258,279	1,498,165
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$1,186,972	$—	$—	$1,186,972
2023	$1,525,834	$482,600	$215,045	$1,258,279
2022	$1,892,293	$800,584	$406,456	$1,498,165

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$—	$—	$—	$—	$—
2023	$10,641	$—	$204,404	$—	$215,045
2022	$10,265	$(25,072)	$997,908	$(576,645)	$406,456

Non-PEO NEO Average Total Compensation Amount	[3]	$ 377,782	1,129,671	944,544
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 394,168	862,116	1,029,311
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$377,782	$40,681	$57,067	$394,168
2023	$1,129,671	$482,600	$215,045	$862,116
2022	$944,544	$448,515	$533,282	$1,029,311

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2024	$49,157	$—	$7,910	$—	$57,067
2023	$10,641	$—	$204,404	$—	$215,045
2022	$97,175	$—	$436,107	$—	$533,282

Compensation Actually Paid and Cumulative Total Stockholder Return

Compensation Actually Paid and Cumulative Total Stockholder Return

During fiscal 2023 and 2024, compensation actually paid to our PEO decreased from $1,258,279 in fiscal 2023 to $1,186,972 in fiscal 2024, and average compensation actually paid to our named executive officers other than our PEO decreased from $862,116 in fiscal 2023 to $394,168 in fiscal 2024. During fiscal 2022 and 2023, compensation actually paid to our PEO decreased from $1,498,165 in fiscal 2022 to $1,258,279 in fiscal 2023, and average compensation actually paid to our named executive officers other than our PEO decreased from $1,029,311 in fiscal 2022 to 862,116 in fiscal 2023.

Over the same period, the value of an investment of $100 in our Common Stock on the last trading day of 2021 decreased by $71.69 to $28.31 during fiscal 2022, further decreased by $20.16 to $8.15 during fiscal 2023, and further decreased by $4.90 to $3.25 during fiscal 2024, for a total decrease from fiscal 2022 through fiscal 2024 of $96.75.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

During fiscal 2023 and 2024, compensation actually paid to our PEO decreased from $1,258,279 in fiscal 2023 to $1,186,972 in fiscal 2024, and average compensation actually paid to our named executive officers other than our PEO decreased from $862,116 in fiscal 2023 to $394,168 in fiscal 2024. During fiscal 2022 and 2023, compensation actually paid to our PEO decreased from $1,498,165 in fiscal 2022 to $1,258,279 in fiscal 2023, and average compensation actually paid to our named executive officers other than our PEO decreased from $1,029,311 in fiscal 2022 to 862,116 in fiscal 2023.

Over the same period, our net loss increased by $5,565,000 during fiscal 2024 (from a net loss in fiscal 2023 of $7,597,000 to a net loss in fiscal 2024 of $12,162,000), and decreased by $13,287,000 during fiscal 2023 (from a net loss in fiscal 2022 of $20,884,000 to a net loss in fiscal 2023 of $7,597,000).

Total Shareholder Return Amount	[5]	$ 3.25	8.15	28.31
Net Income (Loss) Attributable to Parent	[6]	$ 13,162,000	$ 7,597,000	$ 20,884,000
PEO Name		Mr. Breen	Mr. Breen	Mr. Breen
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		$ 482,600	$ 800,584
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		215,045	406,456
Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,641	10,265
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(25,072)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			204,404	997,908
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(576,645)
Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			215,045	406,456
Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		40,681	482,600	448,515
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	57,067	215,045	533,282
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		49,157	10,641	97,175
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,910	204,404	436,107
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 57,067	$ 215,045	$ 533,282

[1]	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for each of 2024, 2023, and 2022 for Mr. Breen, our Chief Executive Officer (our principal executive officer (PEO) from and after March 2, 2022).
[2]	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
[3]	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Mr. Urban is the only NEO included for purposes of calculating the average amounts in 2024, and Mr. Ohri is the only NEO included for purposes of calculating the average amounts in 2023 and 2022.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	Cumulative total stockholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by the Company’s share price at the beginning of the measurement period. Represents the value on the last trading day of each of 2024, 2023 and 2022 of an investment of $100 in our Common Stock on the last trading day of 2021.
[6]	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[9]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: